EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  ADVANTASERIES
                           PERIOD ENDING JUNE 30, 2006

Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of July 20, 2006 and with respect to the performance of the Trust during the Monthly Period of June 1, 2006 through June 30, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is July 19, 2006.

The Determination Date with respect to the current calendar month is July 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of          Included in Exhibit 4.1 to the Form 8-K
August 1, 2000.                        filed with the SEC on August 30, 2000 by
                                       Advanta Business Receivables Corp.

Amendment No. 1 to the Master          Included in Exhibit 4.1 to the Form 8-K
Indenture, dated as of May 9, 2006.    filed with the SEC on May 19, 2006 by
                                       Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement,    Included in Exhibit 4.1 to the Form 8-K
dated as of November 1, 2004.          filed with the SEC on November 12, 2004
                                       by Advanta Business Receivables Corp.

Transfer and Servicing Agreement       Included in Exhibit 4.3 to the Form 8-K
("TSA"), dated as of August 1, 2000.   filed with the SEC on August 30, 2000 by
                                       Advanta Business Receivables Corp.

Amendment No. 1 to the TSA, dated as   Included in Exhibit 4.3 to the Form 8-K
of May 9, 2006.                        filed with the SEC on May 19, 2006 by
                                       Advanta Business Receivables Corp.

Trust Agreement, dated as of           Included in Exhibit 4.4 to the Form 8-K
August 1, 2000.                        filed with the SEC on August 30, 2000 by
                                       Advanta Business Receivables Corp.

Amendment No. 1 to the Trust           Included in Exhibit 4.2 to the Form 8-K
Agreement, dated as of May 9, 2006.    filed with the SEC on May 19, 2006 by
                                       Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                      Total amount of
                    CUSIP Number   principal to be paid   Per $1,000
                    ------------   --------------------   ----------
NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                          Total amount of
          CUSIP Number   interest to be paid   Per $1,000
          ------------   -------------------   ----------
2005-A1    00761H BJ 9      $1,111,850.00        4.44740
2005-A2    00761H BK 6      $1,011,915.00        4.49740
2005-A3    00761H BM 2      $  979,166.67        3.91667
2005-A4    00761H BN 0      $  593,750.00        3.95833
2005-A5    00761H BP 5      $  887,813.33        4.43907
2006-A1    00761H BQ 3      $  858,333.33        4.29167
2006-A2    00761H BR 1      $1,101,433.33        4.40573
2006-A3    00761H BS 9      $1,545,833.33        6.18333
2006-A4    00761H BT 7      $1,848,695.00        6.16232
2005-B1    00761H BH 3      $  470,573.33        4.70573
2006-B1                     $  466,406.67        4.66407
2004-C1    00761H BG 5      $  526,406.67        5.26407
2005-C1    00761H BL 4      $  481,406.67        4.81407
2004-D1                     $   85,557.33        8.55573
2005-D1                     $  121,114.67        6.05573
2005-D2                     $  151,393.33        6.05573
2006-D1                     $   95,836.00        6.38907
2006-D2                     $  218,224.59        8.72898

III. Information regarding the performance of the Advanta Business Card Master Trust

     1.   The aggregate amount of such Collections with respect to Principal
          Receivables for the Monthly Period preceding such Payment Date                                  $  870,716,654.64
                                                                                                          -----------------
     2.   The aggregate amount of such Collections with respect to Finance
          Charge and Administrative Receivables for the Monthly Period preceding
          such Payment Date                                                                               $   65,166,066.89
                                                                                                          -----------------
     2a.  Interchange for the Monthly Period preceding such Payment Date
          (included in the amount shown above on line item III. 2.)                                       $   16,941,650.00
                                                                                                          -----------------
     2b.  Recoveries for the Monthly Period preceding such Payment Date
          (included in the amount shown above on line item III. 2.)                                       $    1,370,119.75
                                                                                                          -----------------
     3.   The Defaulted Amount for the Monthly Period preceding such Payment
          Date                                                                                            $   13,814,269.50
                                                                                                          -----------------
     4.   The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding
          Monthly Period, and the denominator is the average Receivables for the
          preceding Monthly Period                                                                                     3.60%
                                                                                                          -----------------
     5.   The total amount of Principal Receivables in the Trust at the
          beginning of the preceding Monthly Period                                                       $4,015,854,665.78
                                                                                                          -----------------
     6.   The total amount of Principal Receivables in the Trust as of the last
          day of the preceding Monthly Period                                                             $4,158,153,555.78
                                                                                                          -----------------
     7.   The total amount of Finance Charge and Administrative Receivables in
          the Trust at the beginning of the preceding Monthly Period                                      $   54,713,258.15
                                                                                                          -----------------
     8.   The total amount of Finance Charge and Administrative Receivables in
          the Trust as of the last day of the preceding Monthly Period                                    $   59,834,345.32
                                                                                                          -----------------
     9.   The aggregated Adjusted Invested Amounts of all Series of Notes
          outstanding as of the last day of the preceding Monthly Period                                  $3,276,718,346.00
                                                                                                          -----------------
     10.  The Transferor Interest as of the end of the Monthly Period preceding
          such Payment Date                                                                               $  881,435,209.78
                                                                                                          -----------------

     11.  The transferor percentage as of the end of the Monthly Period
          preceding such Payment Date                                                                                 21.20%
                                                                                                          -----------------
     12.  The Required Transferor Percentage                                                                           6.00%
                                                                                                          -----------------
     13.  The Required Transferor Interest                                                                $  249,489,213.35
                                                                                                          -----------------
     14.  The monthly principal payment rate for the Monthly Period preceding
          such Payment Date                                                                                          21.682%
                                                                                                          -----------------
     15.  The balance in the Excess Funding Account as of the end of the Monthly
          Period preceding such Payment Date                                                              $              --
                                                                                                          -----------------
     16.  The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment
          Date:

                                                                                        Percentage            Aggregate
                                                                                   of Total Receivables    Account Balance
                                                                                   --------------------    ---------------
          (a) Delinquent between 30 days and 59 days                                              0.754%  $   31,800,206.67
          (b) Delinquent between 60 days and 89 days                                              0.630%  $   26,561,664.10
          (c) Delinquent between 90 days and 119 days                                             0.487%  $   20,538,896.52
          (d) Delinquent between 120 days and 149 days                                            0.452%  $   19,044,295.66
          (e) Delinquent between 150 days and 179 days                                            0.415%  $   17,507,037.10
          (f) Delinquent 180 days or greater                                                      0.000%  $              --
                                                                                   --------------------   -----------------
          (g) Aggregate                                                                           2.737%  $  115,452,100.05
                                                                                   ====================   =================

IV.  Information regarding the AdvantaSeries

     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

                                                 Outstanding           Adjusted
                          Initial Principal       Principal          Outstanding                          Adjusted Invested
                               Balance             Balance        Principal Balance    Invested Amount          Amount
                          -----------------   -----------------   -----------------   -----------------   -----------------
2005-A1                   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A2                   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00
2005-A3                   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A4                   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00
2005-A5                   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A1                   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A2                   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2006-A3                   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2006-A4                   $  300,000,000.00   $  300,000,000.00   $  300,000,000.00   $  300,000,000.00   $  300,000,000.00
                          -----------------   -----------------   -----------------   -----------------   -----------------
Total Class A             $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00

2005-B1                   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2006-B1                   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                          -----------------   -----------------   -----------------   -----------------   -----------------
Total Class B             $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00

2004-C1                   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2005-C1                   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                          -----------------   -----------------   -----------------   -----------------   -----------------
Total Class C             $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00

2004-D1                   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00
2005-D1                   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00
2005-D2                   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00
2006-D1                   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00
2006-D2                   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00
                          -----------------   -----------------   -----------------   -----------------   -----------------
Total Class D             $   95,000,000.00   $   95,000,000.00   $   95,000,000.00   $   95,000,000.00   $   95,000,000.00
                          -----------------   -----------------   -----------------   -----------------   -----------------
Total AdvantaSeries       $2,570,000,000.00   $2,570,000,000.00   $2,570,000,000.00   $2,570,000,000.00   $2,570,000,000.00
                          =================   =================   =================   =================   =================

     2.   Weighted Average Floating Allocation Amount for the related Monthly
          Period                                                                                          $2,435,833,333.33
                                                                                                          -----------------
     3.   The Floating Investor Percentage with respect to the period:

     June 1, 2006 through June 7, 2006                                                                           49.6780926%
                                                                                                          -----------------
     June 8, 2006 through June 19, 2006                                                                          63.9675061%
                                                                                                          -----------------
     June 20, 2006 through June 30, 2006                                                                         61.2781846%
                                                                                                          -----------------
     4.   The Fixed Investor Percentage with respect to the period:

     June 1, 2006 through June 7, 2006                                                                           49.6780926%
                                                                                                          -----------------
     June 8, 2006 through June 19, 2006                                                                          63.9675061%
                                                                                                          -----------------
     June 20, 2006 through June 30, 2006                                                                         61.2781846%
                                                                                                          -----------------

     5.   The amount of Investor Principal Collections applicable to the
          AdvantaSeries                                                                                   $  518,184,013.16
                                                                                                          -----------------
     6a.  The amount of Available Finance Charge Collections on deposit in the
          Collection Account for the related Monthly Period                                               $   28,250,399.71
                                                                                                          -----------------
     6b.  Pursuant to Section 8.04(a) of the Master Indenture, the amount of
          Available Finance Charge Collections not on deposit in the Collection
          Account for the related Monthly Period                                                          $   11,012,101.60
                                                                                                          -----------------
     7.   The AdvantaSeries Defaulted Amount for the related Monthly Period                               $    8,430,010.49
                                                                                                          -----------------
     8.   The AdvantaSeries Monthly Servicing Fee for the related Monthly Period                          $    4,059,723.00
                                                                                                          -----------------

     9.   AdvantaSeries performance for the related Monthly Period

          a. The cash yield for the related Monthly Period                                                            19.34%
                                                                                                          -----------------
          b. The default rate for the related Monthly Period                                                           4.15%
                                                                                                          -----------------
          c. The Net Portfolio Yield for the related Monthly Period                                                   15.19%
                                                                                                          -----------------
          d. The Base Rate for the related Monthly Period                                                              7.38%
                                                                                                          -----------------
          e. The Excess Spread Percentage for the related Monthly Period                                               7.81%
                                                                                                          -----------------
          f. The Quarterly Excess Spread Percentage                                                                    8.95%
                                                                                                          -----------------
             i)   Excess Spread Percentage related to                                            Jun-06                7.81%
                                                                                                          -----------------
             ii)  Excess Spread Percentage related to                                            May-06                9.97%
                                                                                                          -----------------
             iii) Excess Spread Percentage related to                                            Apr-06                9.07%
                                                                                                          -----------------
          g. The average Excess Spread Amount for the three preceding Monthly
             Periods                                                                                      $   15,228,828.38
                                                                                                          -----------------
             i)   Excess Spread Amount related to                                                Jun-06   $   14,217,058.57
                                                                                                          -----------------
             ii)  Excess Spread Amount related to                                                May-06   $   16,789,261.81
                                                                                                          -----------------
             iii) Excess Spread Amount related to                                                Apr-06   $   14,680,164.76
                                                                                                          -----------------
     10.  Floating interest rate determinations:

     LIBOR for all Tranches with an Interest Period from June 20, 2006 through
     and including July 19, 2006                                                                                    5.26688%
                                                                                                          -----------------
     LIBOR for the 2006-A4 Tranche and the 2006-D2 Tranche for the period from
     June 8, 2006 through and including June 19, 2006                                                               5.14475%
                                                                                                          -----------------
     LIBOR for the 2006-A4 Tranche and the 2006-D2 Tranche for the period from
     June 20, 2006 through and including July 19, 2006                                                              5.26688%
                                                                                                          -----------------

     11.  Required interest payments

                                                                             Amounts withdrawn from
                      Required interest amounts   Interest shortfalls and   the Collection Account
                         with respect to the        additional interest     for payment of required    Unpaid required
                       current Interest Period       from prior periods        interest amounts       interest amounts
                      -------------------------   -----------------------   -----------------------   ----------------
2005-A1                     $ 1,111,850.00                  $--                 $ 1,111,850.00               $--
2005-A2                     $ 1,011,915.00                  $--                 $ 1,011,915.00               $--
2005-A3                     $   979,166.67                  $--                 $   979,166.67               $--
2005-A4                     $   593,750.00                  $--                 $   593,750.00               $--
2005-A5                     $   887,813.33                  $--                 $   887,813.33               $--
2006-A1                     $   858,333.33                  $--                 $   858,333.33               $--
2006-A2                     $ 1,101,433.33                  $--                 $ 1,101,433.33               $--
2006-A3                     $ 1,545,833.33                  $--                 $ 1,545,833.33               $--
2006-A4                     $ 1,848,695.00                  $--                 $ 1,848,695.00               $--
                            --------------                  ---                 --------------               ---
Total Class A               $ 9,938,789.99                  $--                 $ 9,938,789.99               $--

2005-B1                     $   470,573.33                  $--                 $   470,573.33               $--
2006-B1                     $   466,406.67                  $--                 $   466,406.67               $--
                            --------------                  ---                 --------------               ---
Total Class B               $   936,980.00                  $--                 $   936,980.00               $--

2004-C1                     $   526,406.67                  $--                 $   526,406.67               $--
2005-C1                     $   481,406.67                  $--                 $   481,406.67               $--
                            --------------                  ---                 --------------               ---
Total Class C               $ 1,007,813.34                  $--                 $ 1,007,813.34               $--

2004-D1                     $    85,557.33                  $--                 $    85,557.33               $--
2005-D1                     $   121,114.67                  $--                 $   121,114.67               $--
2005-D2                     $   151,393.33                  $--                 $   151,393.33               $--
2006-D1                     $    95,836.00                  $--                 $    95,836.00               $--
2006-D2                     $   218,224.59                   --                 $   218,224.59               $--
                            --------------                  ---                 --------------               ---
Total Class D               $   672,125.92                  $--                 $   672,125.92               $--
                            --------------                  ---                 --------------               ---
Total AdvantaSeries         $12,555,709.25                  $--                 $12,555,709.25               $--
                            ==============                  ===                 ==============               ===

     12.  Principal Funding Account

    Beginning        Required Principal    Actual Deposit    Principal Funding  Amount Withdrawn    Withdrawals         Ending
Principal Funding    Deposit Amount to    to the Principal  Sub-Account Amount     for Payment      of Coverage   Principal Funding
   Sub-Account     the Principal Funding       Funding           prior to        of Principal to  Funding Excess     Sub-Account
     Amount             Sub-Account          Sub-Account        Withdrawals        Noteholders        Amount            Amount
-----------------  ---------------------  ----------------  ------------------  ----------------  --------------  -----------------
NOTHING TO REPORT

     13.  Coverage Funding Required Amounts

          a. Coverage Funding Amount as of the end of the related Monthly Period                          $              --
                                                                                                          -----------------
          b. The Coverage Funding Amount for the Class A Notes as of the end of
             the related Monthly Period                                                                   $              --
                                                                                                          -----------------
          c. The Coverage Funding Amount for the Class B Notes as of the end of
             the related Monthly Period                                                                   $              --
                                                                                                          -----------------
          d. The Coverage Funding Amount for the Class C Notes as of the end of
             the related Monthly Period                                                                   $              --
                                                                                                          -----------------

     14.  Cash Collateral Account

          a. Beginning Cash Collateral Account balance (ending balance as of the
             previous Payment Date)                                                                       $   57,825,000.00
                                                                                                          -----------------
          b. Deposit into the Cash Collateral Account on the Closing Date of
             Tranches issued prior to the Payment Date                                                    $              --
                                                                                                          -----------------
          c. Interest earnings since the preceding Payment Date                                           $      222,335.67
                                                                                                          -----------------
          d. Amounts deposited to cover a Cash Collateral Account Deficit                                 $              --
                                                                                                          -----------------
          e. PFA Earnings Shortfall withdrawn and treated as Available Finance
             Charge Collections                                                                           $              --
                                                                                                          -----------------
          f. Amounts withdrawn to cover interest payments, Monthly Servicing Fee
             and AdvantaSeries Defaulted Amount                                                           $              --
                                                                                                          -----------------
          g. Amounts withdrawn at the date of issuance of a Foreclosure
             Certificate or at the Final Maturity Date of a Tranche                                       $              --
                                                                                                          -----------------
          h. Excess amount over the Required Cash Collateral Account Amount paid
             to the holder of the Trust Beneficial Interest                                               $      222,335.67
                                                                                                          -----------------
          i. Ending Cash Collateral Account balance on the related Payment Date                           $   57,825,000.00
                                                                                                          -----------------
          j. The Required Cash Collateral Account Amount on the related Payment
             Date                                                                                         $   57,825,000.00
                                                                                                          -----------------
          k. The Available Cash Collateral Account Amount on the related Payment
             Date                                                                                         $   57,825,000.00
                                                                                                          -----------------
          l. Has a Portfolio Decline Event occurred with respect to the Monthly
             Period preceding such Payment Date                                                                          NO
                                                                                                          -----------------
     15.  Spread Account

          a. Beginning Spread Account balance (ending balance as of the previous
             Payment Date)                                                                                $              --
                                                                                                          -----------------
          b. On the Closing Date for a Tranche, the initial deposit into the
             Spread Account                                                                               $              --
                                                                                                          -----------------
          c. Interest earnings since the preceding Payment Date                                           $              --
                                                                                                          -----------------
          d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread
             Account balance                                                                              $              --
                                                                                                          -----------------
          e. Amounts withdrawn to cover interest payments, Monthly Servicing Fee
             and AdvantaSeries Defaulted Amount                                                           $              --
                                                                                                          -----------------
          f. Amounts withdrawn at the date of issuance of a Foreclosure
             Certificate or at the Final Maturity Date of a Tranche                                       $              --
                                                                                                          -----------------
          g. Withdrawal of excess amount over the Required Spread Account Amount
             and deposited into the Cash Collateral Account                                               $              --
                                                                                                          -----------------
          h. Withdrawal of excess amount over the Required Spread Account Amount
             and paid to the holder of the Trust Beneficial Interest                                      $              --
                                                                                                          -----------------
          i. Ending Spread Account balance on the related Payment Date                                    $              --
                                                                                                          -----------------
          j. The Required Spread Account Amount on the related Payment Date                               $              --
                                                                                                          -----------------

     16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

          Required Subordinated         Required                                Excess of Subordinated Notes
                percentage        Subordinated Amount   Subordinated Notes   over Required subordination Amount
          ---------------------   -------------------   ------------------   ----------------------------------
Class A          21.5805%           $447,795,375.00       $495,000,000.00              $47,204,625.00
Class B           8.9918%            204,563,450.00        295,000,000.00               90,436,550.00
Class C           3.6269%             89,765,775.00         95,000,000.00                5,234,225.00

     17.  Adjusted Invested Amount

                                                                                    Reductions
                                       Initial                                        due to
                                      Principal     Increase from                  reallocation  Reduction
                                     Balances and   the withdrawal                      of        due to
                                    any increases  of the Coverage                   Available    amounts
                     Beginning         from the     Funding Excess  Increase from    Principal   deposited
                 Adjusted Invested   issuance of   Amount from the  reimbursements  Collections   into the   Ending Adjusted
                   Amount for the        any          Principal      of Adjusted       and       Principal   Invested Amount
                  related Monthly     additional       Funding     Invested Amount   Investor     Funding    for the related
                       Period           Notes        Sub-Account       Deficit      Charge-Offs Sub-Account   Monthly Period
                 ----------------- --------------- --------------- --------------- ------------ ----------- -----------------
2005-A1          $  250,000,000.00 $            --       $--               $--          $--         $--     $  250,000,000.00
2005-A2          $  225,000,000.00 $            --       $--               $--          $--         $--     $  225,000,000.00
2005-A3          $  250,000,000.00 $            --       $--               $--          $--         $--     $  250,000,000.00
2005-A4          $  150,000,000.00 $            --       $--               $--          $--         $--     $  150,000,000.00
2005-A5          $  200,000,000.00 $            --       $--               $--          $--         $--     $  200,000,000.00
2006-A1          $  200,000,000.00 $            --       $--               $--          $--         $--     $  200,000,000.00
2006-A2          $  250,000,000.00 $            --       $--               $--          $--         $--     $  250,000,000.00
2006-A3          $              -- $250,000,000.00       $--               $--          $--         $--     $  250,000,000.00
2006-A4          $              -- $300,000,000.00       $--               $--          $--         $--     $  300,000,000.00
                 ----------------- ---------------       ---               ---          ---         ---     -----------------
Total
   Class A       $1,525,000,000.00 $550,000,000.00       $--               $--          $--         $--     $2,075,000,000.00
2005-B1          $  100,000,000.00 $            --       $--               $--          $--         $--     $  100,000,000.00
2006-B1          $  100,000,000.00 $            --       $--               $--          $--         $--     $  100,000,000.00
                 ----------------- ---------------       ---               ---          ---         ---     -----------------
Total
   Class B       $  200,000,000.00 $            --       $--               $--          $--         $--     $  200,000,000.00
2004-C1          $  100,000,000.00 $            --       $--               $--          $--         $--     $  100,000,000.00
2005-C1          $  100,000,000.00 $            --       $--               $--          $--         $--     $  100,000,000.00
                 ----------------- ---------------       ---               ---          ---         ---     -----------------
Total
   Class C       $  200,000,000.00 $            --       $--               $--          $--         $--     $  200,000,000.00
2004-D1          $   10,000,000.00 $            --       $--               $--          $--         $--     $   10,000,000.00
2005-D1          $   20,000,000.00 $            --       $--               $--          $--         $--     $   20,000,000.00
2005-D2          $   25,000,000.00 $            --       $--               $--          $--         $--     $   25,000,000.00
2006-D1          $   15,000,000.00 $            --       $--               $--          $--         $--     $   15,000,000.00
2006-D2          $              -- $ 25,000,000.00       $--               $--          $--         $--     $   25,000,000.00
                 ----------------- ---------------       ---               ---          ---         ---     -----------------
Total
   Class D       $   70,000,000.00 $ 25,000,000.00       $--               $--          $--         $--     $   95,000,000.00
                 ----------------- ---------------       ---               ---          ---         ---     -----------------
Total
   AdvantaSeries $1,995,000,000.00 $575,000,000.00       $--               $--          $--         $--     $2,570,000,000.00
                 ================= ===============       ===               ===          ===         ===     =================

                                        Advanta Bank Corp.
                                        as Servicer


                                        By: /s/ MICHAEL COCO
                                            ------------------------------------
                                            Advanta Bank Corp.
                                            as Servicer